JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 104.5%

COMMON STOCKS - 103.8%

Automobiles - 6.2%
Tesla, Inc.*	17	24,828

Chemicals - 8.3%
Air Products and Chemicals, Inc.	69	19,823
Sherwin-Williams Co. (The)	21	13,484

		33,307

Electric Utilities - 2.1%
NextEra Energy, Inc.(a)	30	8,397

Entertainment - 0.9%
Netflix, Inc.*	7	3,658

Food Products - 7.4%
Beyond Meat, Inc.*	237	29,872

Health Care Providers & Services - 15.6%
Cigna Corp.(a)	151	26,142
McKesson Corp.	80	12,008
UnitedHealth Group, Inc.(a)	82	24,970

		63,120

Interactive Media & Services - 4.0%
Alphabet, Inc., Class A*(a)	3	3,852
Zillow Group, Inc., Class C*	180	12,291

		16,143

Internet & Direct Marketing Retail - 8.3%
Alibaba Group Holding Ltd., ADR (China)*(a)	117	29,440
Amazon.com, Inc.*(a)	1	4,029

		33,469

IT Services - 11.6%
Fidelity National Information Services, Inc.(a)	55	8,099
Fiserv, Inc.*(a)	376	37,570
Mastercard, Inc., Class A	1	396
Visa, Inc., Class A(a)	2	383

		46,448

Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc.	19	7,725

Media - 12.6%
Altice USA, Inc., Class A*(a)	1,125	30,376
Charter Communications, Inc., Class A*	7	4,146
Liberty Media Corp.-Liberty SiriusXM, Class A*	233	8,108
Liberty Media Corp.-Liberty SiriusXM, Class C*	233	8,169

		50,799

Road & Rail - 6.3%
Canadian Pacific Railway Ltd. (Canada)	65	17,860
Lyft, Inc., Class A*	131	3,820
Uber Technologies, Inc.*	123	3,734

		25,414

Semiconductors & Semiconductor Equipment - 12.0%
NVIDIA Corp.	44	18,570
NXP Semiconductors NV (Netherlands)	251	29,537

		48,107

Software - 3.0%
Microsoft Corp.	2	378
RingCentral, Inc., Class A*	40	11,503

		11,881

Specialty Retail - 2.5%
Best Buy Co., Inc.	62	6,127
Lowe’s Cos., Inc.	26	3,847

		9,974

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	10	4,403

TOTAL COMMON STOCKS (Cost $363,454)		417,545

SHORT-TERM INVESTMENTS - 0.7%

INVESTMENT COMPANIES - 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(b)(c)(Cost $2,614)	2,612	2,614

TOTAL LONG POSITIONS (Cost $366,068)		420,159

SHORT POSITIONS - (28.6)%

COMMON STOCKS - (27.5)%

Automobiles - (1.0)%
General Motors Co.	(134)	(3,334)
Harley-Davidson, Inc.	(32)	(836)

		(4,170)

Beverages - (2.8)%
Coca-Cola Co. (The)	(149)	(7,061)
Molson Coors Beverage Co., Class B	(109)	(4,076)

		(11,137)

Capital Markets - (5.0)%
Franklin Resources, Inc.	(114)	(2,406)
Legg Mason, Inc.	(358)	(17,918)

		(20,324)

Commercial Services & Supplies - (4.9)%
Advanced Disposal Services, Inc.*	(650)	(19,616)

Communications Equipment - (2.4)%
Acacia Communications, Inc.*	(142)	(9,686)

Electric Utilities - (0.5)%
Exelon Corp.	(51)	(1,950)

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Equity Real Estate Investment Trusts (REITs) - (1.4)%
Vornado Realty Trust	(162)	(5,587)

Hotels, Restaurants & Leisure - (0.5)%
MGM Resorts International	(133)	(2,145)

Media - (4.1)%
Sirius XM Holdings, Inc.	(2,775)	(16,319)

Software - (4.9)%
LogMeIn, Inc.	(229)	(19,690)

TOTAL COMMON STOCKS (Proceeds $(110,096))		(110,624)

EXCHANGE-TRADED FUNDS - (1.1)%

U.S. Equity - (1.1)%
iShares Russell 1000 Value ETF(Proceeds $(4,224))	(36)	(4,264)

TOTAL SHORT POSITIONS (Proceeds $(114,320))		(114,888)

Total Investments - 75.9% (Cost $251,748)		305,271
Other Assets Less Liabilities - 24.1%		96,685

Net Assets - 100.0%		401,956

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $80,173,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$420,159	$–	$–	$420,159

Total Liabilities for Securities Sold Short(a)	$(114,888)	$–	$–	$(114,888)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund and an ETF which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s and ETF’s distributions may be reinvested into the Underlying Fund and ETF. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$94,829	$658,105	$750,332	$25	$(13)	$2,614	2,612	$587	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.